Adoption of ASU 2018-12 (Summary of Changes in Net Asset Position of Ceded MRBs) (Details) - Accounting Standards Update 2018-12 [Member] $ in Millions	Dec. 31, 2020 USD ($)
Ceded MRBs, Net	$ 336
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Ceded MRBs, Net	121
Variable Annuities [Member]
Ceded MRBs, Net	336
Variable Annuities [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Ceded MRBs, Net	121
As Previously Reported [Member]
Ceded MRBs, Net	215
As Previously Reported [Member] | Variable Annuities [Member]
Ceded MRBs, Net	$ 215